INVESTMENTS (Details 6) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortized cost of available-for-sale debt securities by contractual maturity
Due in one year or less	$ 11,716,000
Due after one year through five years	125,067,000
Due after five years through 10 years	501,379,000
Due after 10 years	160,107,000
Total amortized cost	1,085,728,000	1,093,869,000
Fair value of available-for-sale debt securities by contractual maturity
Due in one year or less	11,895,000
Due after one year through five years	131,826,000
Due after five years through 10 years	531,527,000
Due after 10 years	165,130,000
Total fair value	1,146,317,000	1,132,064,000
Amortized cost of debt securities held-to-maturity by contractual maturity
Due in one year or less	2,001,000
Due after one year through five years	3,632,000
Due after five years through 10 years	16,793,000
Due after 10 years	237,800,000
Total amortized cost	260,226,000
Fair value of debt securities held-to-maturity by contractual maturity
Due in one year or less	2,058,000
Due after one year through five years	3,927,000
Due after five years through 10 years	16,837,000
Due after 10 years	238,159,000
Total fair value	260,981,000
Amortized cost of trading debt securities by contractual maturity
Total amortized cost	7,000	13,000
Fair value of trading debt securities by contractual maturity
Total fair value	7,000	15,000
Amortized cost of debt securities by contractual maturity
Due in one year or less	13,717,000
Due after one year through five years	128,699,000
Due after five years through 10 years	518,172,000
Due after 10 years	397,907,000
Total amortized Cost	1,345,961,000
Fair value of debt securities by contractual maturity
Due in one year or less	13,953,000
Due after one year through five years	135,753,000
Due after five years through 10 years	548,364,000
Due after 10 years	403,289,000
Total fair value	1,407,305,000
Net unrealized appreciation of available-for-sale fixed maturities and equity securities	179,900,000	147,000,000	118,300,000
Mtge/ABS/CMO
Amortized cost of available-for-sale debt securities by contractual maturity
Total amortized cost	287,459,000
Fair value of available-for-sale debt securities by contractual maturity
Total fair value	305,939,000
Amortized cost of trading debt securities by contractual maturity
Total amortized cost	7,000	13,000
Fair value of trading debt securities by contractual maturity
Total fair value	7,000	15,000
Amortized cost of debt securities by contractual maturity
Total amortized Cost	287,466,000
Fair value of debt securities by contractual maturity
Total fair value	$ 305,946,000